Summary of Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price	$ 0.209	$ 0.209	$ 0.245
Granted, Weighted Average Exercise Price		$ 0.000	$ 0.226
Exercised, Weighted Average Exercise Price		$ 0	$ 0
Forfeited and expired, Weighted Average Exercise Price		$ 0.324	$ 0.311
Outstanding at the end of the year, Weighted Average Exercise Price		$ 0.188	$ 0.209
Exercisable at the end of the year, Weighted Average Exercise Price		$ 0.225	$ 0.272
Outstanding at the beginning of the year, Shares	2,803,104	2,803,104	1,533,304	400,000
Granted, Shares	0	0	2,160,000
Exercised, Shares		0	0
Forfeited and expired, Shares		(440,000)	(890,200)
Outstanding at the end of the year, Shares		2,363,104	2,803,104	400,000
Exercisable at the end of the year, Shares		1,153,104	761,104